UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10339

Name of Fund: BlackRock Municipal Income Trust (BFK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2013

Date of reporting period: 01/31/2013

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 1.1%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$4,080	$4,784,412
County of Jefferson Alabama, RB, Series A, 5.25%, 1/01/19	2,910	2,910,116
		7,694,528
Arizona — 3.3%
Salt Verde Financial Corp., RB:
5.00%, 12/01/32	10,030	11,620,958
5.00%, 12/01/37	9,460	10,858,756
		22,479,714
California — 17.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/44	4,445	5,159,667
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub-Series C, 11.06%, 6/01/55 (a)	17,855	187,656
California Health Facilities Financing Authority, RB:
Stanford Hospital and Clinics, Series A, 5.00%, 8/15/51	2,305	2,581,323
Sutter Health, Series B, 6.00%, 8/15/42	6,230	7,487,276
California Pollution Control Financing Authority, RB:
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37	2,015	2,110,491
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45	5,035	5,234,185
San Diego County Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	2,415	2,467,647
California State Public Works Board, RB, Various Capital Projects, Sub-Series 1, 6.38%, 11/01/34	2,315	2,839,857
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	3,680	4,130,984
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities & Service:
5.00%, 5/15/42	830	905,256
5.00%, 5/15/47	705	764,333
City of Los Angeles Department of Airports, Refunding RB, Series A, 5.25%, 5/15/39	1,560	1,770,257

	Par (000)	Value
Municipal Bonds
California (concluded)
Foothill Eastern Transportation Corridor Agency California, Refunding RB, CAB (a):
6.06%, 1/15/32	$54,635	$17,612,138
6.09%, 1/15/38	75,000	16,782,750
Foothill-De Anza Community College District, GO, Series C, 5.00%, 8/01/40	7,000	7,964,740
Murrieta Community Facilities District Special Tax California, Special Tax Bonds, District No. 2, The Oaks Improvement Area A, 6.00%, 9/01/34	5,000	5,073,450
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (a):
4.59%, 8/01/34	3,500	1,319,255
4.68%, 8/01/36	4,000	1,348,720
State of California, GO:
6.00%, 3/01/33	4,970	6,180,245
6.50%, 4/01/33	20,410	25,377,794
		117,298,024
Colorado — 2.0%
City of Colorado Springs Colorado, RB, Subordinate Lien, Improvement, Series C (AGM), 5.00%, 11/15/45	2,115	2,304,335
Colorado Health Facilities Authority, Refunding RB:
Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	3,450	3,707,991
Catholic Health Initiatives, Series A, Series A, 5.50%, 7/01/34	4,205	4,814,346
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.50%, 12/01/37	2,530	2,671,984
		13,498,656
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, 5.00%, 11/15/40	2,710	3,039,428
Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	2,225	2,516,008
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	7,950	8,508,010
		11,024,018

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2013 1

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
District of Columbia — 4.0%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	$23,035	$23,956,170
Metropolitan Washington Airports Authority, Refunding RB, First Senior Lien, Series A:
5.00%, 10/01/39	990	1,089,930
5.25%, 10/01/44	2,465	2,733,315
		27,779,415
Florida — 5.2%
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	2,280	2,598,881
Highlands County Florida Health Facilities Authority, Refunding RB, Series 2006-G, 5.13%, 11/15/32 (b)	1,000	1,109,510
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	6,075	6,615,250
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	4,450	5,687,945
Orange County Health Facilities Authority, Refunding RB, Mayflower Retirement Center:
5.00%, 6/01/32	600	638,196
5.00%, 6/01/36	125	132,414
5.13%, 6/01/42	1,925	2,044,831
Stevens Plantation Community Development District, Special Assessment Bonds, Series A, 7.10%, 5/01/35 (c)(d)	3,590	2,693,721
Tampa-Hillsborough County Expressway Authority, Refunding RB:
Series A, 5.00%, 7/01/42	2,695	3,046,859
Series B, 5.00%, 7/01/42	4,925	5,496,398
Village Community Development District No. 6, Special Assessment Bonds, 5.63%, 5/01/13 (e)	5,405	5,440,619
		35,504,624
Georgia — 1.7%
DeKalb Private Hospital Authority, Refunding RB, Children's Healthcare, 5.25%, 11/15/39	1,650	1,832,523
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	5,000	5,757,100
Richmond County Development Authority, Refunding RB, International Paper Co. Project, Series A, AMT, 6.00%, 2/01/25	4,000	4,014,040
		11,603,663

	Par (000)	Value
Municipal Bonds
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	$2,660	$3,107,252
Illinois — 10.7%
Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	4,110	4,804,631
Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/40	2,055	2,353,016
City of Chicago Illinois, GARB, O'Hare International Airport, Third Lien, Series C, 6.50%, 1/01/41	11,385	14,722,513
City of Chicago Illinois, GO, Project, Series A:
5.00%, 1/01/33	4,435	4,951,456
5.00%, 1/01/34	4,430	4,938,653
City of Chicago Illinois, Sales Tax Revenue, Refunding RB, Series A, 5.25%, 1/01/38	1,605	1,851,721
Illinois Finance Authority, RB, Advocate Health Care, Series C, 5.38%, 4/01/44	10,630	11,794,835
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,895	2,154,444
Ascension Health, Series A, 5.00%, 11/15/42	3,450	3,894,119
Central Dupage Health, Series B, 5.50%, 11/01/39	3,160	3,587,643
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	470	473,581
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project (AGM):
Series B, 5.00%, 6/15/50	3,905	4,266,642
Series B-2, 5.00%, 6/15/50	6,155	6,727,107
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,625	3,122,858
6.00%, 6/01/28	2,245	2,696,043
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,240	1,420,804
		73,760,066
Indiana — 2.8%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A:
4.00%, 8/01/35	2,215	2,336,869
4.00%, 8/01/38	3,555	3,718,103
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	1,815	1,116,171

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2013 2

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Indiana (concluded)
Indiana Finance Authority, RB:
First Lien, CWA Authority, Series A, 5.25%, 10/01/38	$3,080	$3,569,628
Sisters of St. Francis Health, 5.25%, 11/01/39	1,655	1,827,683
Indiana Finance Authority, Refunding RB, 5.00%, 5/01/42	3,695	4,068,306
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,150	2,575,807
		19,212,567
Iowa — 1.0%
Iowa Finance Authority, RB, Alcoa, Inc. Project, 4.75%, 8/01/42	2,265	2,301,376
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series A-1, AMT, 5.15%, 12/01/22	3,830	4,405,419
		6,706,795
Kansas — 0.5%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	3,275	3,578,592
Kentucky — 0.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,490	1,775,484
Louisiana — 3.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	6,535	7,738,355
Louisiana Stadium & Exposition District, Refunding RB, Senior, Series A, 5.00%, 7/01/36	685	783,030
Parish of St. John the Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	4,340	4,637,290
State of Louisiana Gasoline & Fuels Tax Revenue, RB, Second Lien, Series B, 5.00%, 5/01/45	6,355	7,187,124
		20,345,799
Maine — 0.3%
Maine State Turnpike Authority, RB, Series A, 5.00%, 7/01/42	1,715	1,973,262
Maryland — 1.2%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	855	976,059

	Par (000)	Value
Municipal Bonds
Maryland (concluded)
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	$1,760	$1,965,797
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 6.25%, 1/01/41	4,295	4,926,236
Montgomery County Housing Opportunities Commission, RB, Series D, AMT, 5.50%, 1/01/38	510	531,548
		8,399,640
Massachusetts — 0.6%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	3,535	3,869,164
Michigan — 2.5%
City of Detroit Michigan Water Supply System, RB, Senior Lien, Series A, 5.25%, 7/01/41	6,015	6,502,997
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	2,700	2,996,919
Lansing Board of Water & Light Utilities System, RB, Series A, 5.50%, 7/01/41	2,870	3,400,118
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	4,230	4,489,679
		17,389,713
Mississippi — 2.0%
City of Gulfport Mississippi, RB, Memorial Hospital at Gulfport Project, Series A, 5.75%, 7/01/31	14,025	14,048,422
Missouri — 0.3%
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Home, 5.50%, 2/01/42	2,035	2,182,538
Multi-State — 2.5%
Centerline Equity Issuer Trust, 6.80%, 10/31/52 (f)(g)	16,000	17,371,360
Nebraska — 1.3%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	1,610	1,819,703
5.00%, 9/01/42	2,815	3,087,323

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2013 3

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Nebraska (concluded)
Douglas County Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	$3,280	$3,689,770
Lancaster County Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 1/01/40	600	674,958
		9,271,754
Nevada — 0.7%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	4,550	4,975,880
New Jersey — 6.4%
Middlesex County Improvement Authority, RB, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (c)(d)	3,680	273,939
New Jersey EDA, RB, Continental Airlines Inc. Project, AMT:
6.25%, 9/15/29	3,830	3,903,038
7.00%, 11/15/30 (b)	15,410	15,467,634
New Jersey EDA, Refunding RB:
5.00%, 6/15/24	1,905	2,204,752
Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	8,000	9,606,880
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.50%, 6/15/41	8,000	9,297,040
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	3,080	3,072,269
		43,825,552
New York — 6.9%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (c)(d)	1,820	272,891
Metropolitan Transportation Authority, RB, Series E, 5.00%, 11/15/42	1,055	1,193,564
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.25%, 11/15/40	2,375	2,687,194
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT (c)(d):
8.00%, 8/01/28	5,000	5,765,300
7.75%, 8/01/31	22,140	25,458,786
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	2,400	2,851,992

	Par (000)	Value
Municipal Bonds
New York (concluded)
New York State Thruway Authority, Refunding RB, Series I, 5.00%, 1/01/42	$3,465	$3,902,456
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	2,525	3,001,669
6.00%, 12/01/42	1,960	2,330,009
		47,463,861
North Carolina — 3.8%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	12,130	11,250,939
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/38	10,000	11,665,800
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	2,750	3,059,155
		25,975,894
Ohio — 3.0%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	6,125	6,875,864
County of Hamilton Ohio, RB, Christ Hospital Project, 5.00%, 6/01/42	3,580	3,867,975
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	5,450	5,889,161
Pinnacle Community Infrastructure Financing Authority, RB, Facilities, Series A, 6.25%, 12/01/36	3,760	3,796,434
		20,429,434
Oregon — 0.1%
City of Tigard Washington County Oregon, Refunding RB, Water System, 5.00%, 8/01/37	495	574,977
Pennsylvania — 0.9%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	2,255	1,916,705
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project, 5.00%, 11/15/40	3,725	4,157,547
		6,074,252

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2013 4

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Puerto Rico — 3.8%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	$10,900	$12,372,808
Puerto Rico Sales Tax Financing Corp., RB, CAB, Series A (a):
5.71%, 8/01/33	11,400	3,593,280
5.87%, 8/01/36	40,000	10,270,400
		26,236,488
South Carolina — 1.8%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health Alliance, Series A, 6.25%, 8/01/31	5,075	5,218,115
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	6,455	7,276,915
		12,495,030
South Dakota — 0.3%
South Dakota Health and Educational Facilities Authority, RB, Sanford, Series E, 5.00%, 11/01/42	2,095	2,298,110
Tennessee — 0.1%
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	415	470,116
Texas — 16.8%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	4,370	781,225
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 1/01/46	4,210	4,966,074
City of Austin Texas, Refunding RB, Water & Wastewater System Revenue, 5.00%, 11/15/37	1,235	1,443,122
City of Dallas Texas Waterworks & Sewer System, Refunding RB, Waterworks & Sewer System Revenue, 5.00%, 10/01/35	2,970	3,422,331
City of Houston Texas Airport System, Refunding RB, Senior Lien, Series A, 5.50%, 7/01/39	3,000	3,471,330
City of Houston Texas Utility System Revenue, Refunding RB, Combined First Lien, Series A (AGC), 6.00%, 11/15/35	16,425	20,017,476
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 5.00%, 8/15/32	1,155	1,276,691
Dallas/Fort Worth International Airport, Refunding RB, Series E, AMT, 5.00%, 11/01/35	5,035	5,500,637
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	2,890	2,971,614

	Par (000)	Value
Municipal Bonds
Texas (concluded)
Harris County-Houston Sports Authority, Refunding RB (NPFGC) (a):
CAB, Junior Lien, Series H, 5.87%, 11/15/35	$5,000	$1,337,550
CAB, Senior Lien, Series A, 5.36%, 11/15/38	12,580	3,213,058
Third Lien, Series A-3, 5.91%, 11/15/37	26,120	6,167,715
Lower Colorado River Authority, Refunding RB:
(NPFGC), 5.00%, 5/15/13 (e)	55	55,761
LCRA Transmission Services Project (AMBAC), 4.75%, 5/15/34	140	140,447
Series A (NPFGC), 5.00%, 5/15/13 (e)	5	5,069
Midland County Fresh Water Supply District No 1, RB, City of Midland Project, Series A, CAB (a):
4.77%, 9/15/40	9,780	2,658,302
4.80%, 9/15/41	5,420	1,394,132
North Texas Tollway Authority, Refunding RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	12,180	13,468,522
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/25	6,540	7,704,643
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	7,930	9,406,804
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/29	3,700	4,037,329
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
Infrastructure, 7.00%, 6/30/40	6,000	7,299,840
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	6,500	7,775,300
University of Texas System, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	6,000	7,048,800
		115,563,772
Utah — 1.3%
County of Utah, RB, IHC Health Services, Inc., 5.00%, 5/15/43	3,940	4,443,414
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy:
3.25%, 10/15/36	1,940	1,806,121
3.25%, 10/15/42	3,010	2,721,100
		8,970,635

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2013 5

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Virginia — 2.0%
City of Norfolk Virginia Parking System, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31	$2,240	$2,242,733
Route 460 Funding Corp. of Virginia Toll Road, RB, Senior Lien, Series A, 5.13%, 7/01/49	1,685	1,842,581
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings, OPCP LLC Project, AMT:
5.25%, 1/01/32	3,155	3,456,618
6.00%, 1/01/37	3,580	4,115,855
5.50%, 1/01/42	2,255	2,462,640
		14,120,427
Washington — 1.1%
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 5/15/21 (e)	3,900	5,486,832
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series A, 5.00%, 10/01/42	1,980	2,226,886
		7,713,718
Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Care Group, 5.00%, 11/15/30	3,210	3,677,601
Ascension Health Senior Care Group, 5.00%, 11/15/33	1,640	1,859,924
Aurora Health, Senior Credit Group, 6.40%, 4/15/33	7,500	7,546,200
		13,083,725
Total Municipal Bonds – 116.7%		803,186,349

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
Alabama — 0.7%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health Senior Credit Group, Series C-2, 5.00%, 11/15/36	4,548	4,898,874
Arizona — 0.8%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	4,760	5,415,459

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
California — 7.9%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (i)	$5,115	$5,989,307
City of Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	11,680	13,214,810
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	4,500	5,146,155
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	3,260	3,963,287
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	18,540	21,038,080
University of California, RB, Series C (NPFGC), 4.75%, 5/15/37	5,000	5,095,950
		54,447,589
Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health:
Series C-3 (AGM), 5.10%, 10/01/41	7,600	8,288,408
Series C-7, 5.00%, 9/01/36	4,860	5,232,908
		13,521,316
Connecticut — 3.1%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,400	10,569,266
Series X-3, 4.85%, 7/01/37	9,366	10,582,409
		21,151,675
Florida — 1.1%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	6,629	7,501,686
Illinois — 0.9%
City of Chicago Illinois Waterworks, Refunding RB, 5.00%, 11/01/42	5,617	6,352,939
Maryland — 1.3%
Maryland Health & Higher Educational Facilities Authority, RB, Ascension Health, Series B, 5.00%, 11/15/51	8,140	9,108,660
Massachusetts — 2.6%
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 10/15/41	8,860	10,215,757

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2013 6

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
Massachusetts (concluded)
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	$6,770	$7,626,337
		17,842,094
Michigan — 0.9%
Detroit Water and Sewerage Department, Refunding RB, Senior Lien, Series A:
5.00%, 7/01/32	3,063	3,315,732
5.25%, 7/01/39	2,649	2,884,767
		6,200,499
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (i)	3,988	4,693,730
New Jersey — 0.8%
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 6/15/36	4,800	5,502,336
New York — 13.0%
Hudson New York Yards Infrastructure Corp., RB, Senior Series A, 5.75%, 2/15/47	3,130	3,734,733
New York City Municipal Water Finance Authority, Refunding RB:
Series FF-2, 5.50%, 6/15/40	3,074	3,628,631
Water & Sewer System, Second General Resolution, Series HH, 5.00%, 6/15/31 (i)	16,393	19,511,990
New York City Transitional Finance Authority, RB, 5.00%, 2/01/42	4,799	5,514,424
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	20,864	24,005,690
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	12,610	14,960,252
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	16,708	18,041,848
		89,397,568
Texas — 1.1%
Harris County Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,650	7,616,976

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
Utah — 1.1%
City of Riverton Utah Hospital, RB, IHC Health Services Inc., 5.00%, 8/15/41	$7,153	$7,916,292
Virginia — 1.8%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	10,767	12,415,491
Washington — 3.3%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	5,459	6,188,957
State of Washington, GO, Various Purpose, Series E, 5.00%, 2/01/34	14,487	16,858,536
		23,047,493
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 43.1%		297,030,677
Total Long-Term Investments (Cost – $1,006,508,931) – 159.8%		1,100,217,026

	Shares
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.01% (j)(k)	15,146,969	15,146,969
Total Short-Term Securities (Cost – $15,146,969) – 2.2%		15,146,969
Total Investments (Cost - $1,021,655,900*) – 162.0%		1,115,363,995
Other Assets Less Liabilities – 1.0%		7,116,842
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (23.7)%		(163,328,257)
VMTP Shares, at Liquidation Value – (39.3)%		(270,800,000)
Net Assets Applicable to Common Shares– 100.0%		$688,352,580

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$843,340,828
Gross unrealized appreciation		$106,131,210
Gross unrealized depreciation		(12,504,772)
Net unrealized appreciation		$93,626,438

Notes to Schedule of Investments
(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(d)	Non-income producing security.
BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2013 7

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(i)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements is $16,995,956.
(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2012	Net Activity	Shares Held at January 31, 2013	Income

FFI Institutional Tax-Exempt Fund	12,181,066	2,965,903	15,146,969	$2,275

(k)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2013 8

Schedule of Investments (concluded)	BlackRock Municipal Income Trust (BFK)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-annual report

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of January 31, 2013:

		Level 1	Level 2	Level 3	Total
Assets:
Investments:
	Long-Term Investments[1]	—	$1,100,217,026	—	$1,100,217,026
	Short-Term Securities	$15,146,969	—	—	15,146,969
Total		$15,146,969	$1,100,217,026	—	$1,115,363,995

1 See above Schedule of Investments for values in each state or political subdivision.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of January 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

		Level 1	Level 2	Level 3	Total
Liabilities:
	TOB trust certificates	—	$(163,249,760)	—	$(163,249,760)
	VMTP shares	—	(270,800,000)	—	(270,800,000)
Total		—	$(434,049,760)	—	$(434,049,760)

There were no transfers between levels during the period ended January 31, 2013.

BLACKROCK MUNICIPAL INCOME TRUST	JANUARY 31, 2013 9

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust

Date: March 26, 2013